Income Taxes - Schedule of Federal and Provincial Income Tax Rates to Loss Before Tax Provision (Details) - CAD ($)	12 Months Ended	15 Months Ended
	Sep. 30, 2024	Dec. 31, 2025
Schedule of Federal and Provincial Income Tax Rates to Loss Before Tax Provision [Abstract]
Net loss before income taxes	$ (3,085,195)	$ (16,972,421)
Statutory Canadian corporate tax rate	27.00%	27.00%
Anticipated income tax recovery	$ (833,000)	$ (4,583,000)
Change in tax resulting from:
Change in statutory, foreign tax, foreign exchange rates and other	(31,000)	(1,127,000)
Permanent differences	171,000	3,335,000
Adjustment to prior years provision versus statutory tax returns and expiry of non-capital losses	61,000	(20,555,000)
Share issue costs	(18,000)	(2,049,000)
Change in unrecognized deductible temporary differences	650,000	24,979,000
Net deferred income tax recovery